Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)		Issued capital [member]	Reserve of share-based payments [member]	Warrants [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Beginning balance, value at Dec. 31, 2022		$ 83,600,089	$ 7,264,340		$ (79,976,546)	$ (431,123)	$ 584,121	$ 11,040,881
Balance, shares at Dec. 31, 2022		1,371,204
IfrsStatementLineItems [Line Items]
Shares issued for financing – ATM	[1]	$ 1,748,946						1,748,946
Shares issued for financing - ATM, shares		26,030
Share issue costs		$ (222,136)						(222,136)
Shares issued for financing		$ 10,856,166						10,856,166
Shares issued for financing, shares		320,000
Share issue costs		$ (1,786,980)						(1,786,980)
Shares issued for the exercise of RSUs		$ 1,323,551	(1,323,551)
Shares issued for the exercise of RSUs, shares		37,159
Share-based payments			1,808,302					1,808,302
Net loss					(19,423,475)			(19,423,475)
Change in fair value of equity investments at FVOCI						14,046		14,046
Translation of foreign operations							(108,626)	(108,626)
Ending balance, value at Sep. 30, 2023		$ 95,519,636	7,749,091		(99,400,021)	(417,077)	475,495	3,927,124
Balance, shares at Sep. 30, 2023		1,754,393
Beginning balance, value at Dec. 31, 2022		$ 83,600,089	7,264,340		(79,976,546)	(431,123)	584,121	11,040,881
Balance, shares at Dec. 31, 2022		1,371,204
IfrsStatementLineItems [Line Items]
Shares issued for financing								520,064
Ending balance, value at Dec. 31, 2023		$ 97,070,976	6,870,139		(103,588,356)	(434,303)	489,260	407,716
Balance, shares at Dec. 31, 2023		1,969,566
Beginning balance, value at Sep. 30, 2023		$ 95,519,636	7,749,091		(99,400,021)	(417,077)	475,495	3,927,124
Balance, shares at Sep. 30, 2023		1,754,393
IfrsStatementLineItems [Line Items]
Share issue costs		$ (285,906)	224,868					(61,038)
Shares issued for financing		$ 520,064						520,064
Shares issued for financing, shares		192,000
Shares issued for the exercise of RSUs		$ 1,317,182	(1,317,182)
Shares issued for the exercise of RSUs, shares		23,173
Share-based payments			213,362					213,362
Net loss					(4,188,335)			(4,188,335)
Change in fair value of equity investments at FVOCI						(17,226)		(17,226)
Translation of foreign operations							13,765	13,765
Ending balance, value at Dec. 31, 2023		$ 97,070,976	6,870,139		(103,588,356)	(434,303)	489,260	407,716
Balance, shares at Dec. 31, 2023		1,969,566
IfrsStatementLineItems [Line Items]
Share issue costs		$ (877,474)	327,696					(549,778)
Shares issued for financing		$ 5,111,911						5,111,911
Shares issued for financing, shares		1,077,208
Shares issued for the exercise of RSUs		$ 829,361	(829,361)
Shares issued for the exercise of RSUs, shares		22,766
Share-based payments			904,628					904,628
Net loss					(9,155,551)			(9,155,551)
Change in fair value of equity investments at FVOCI						(175,117)		(175,117)
Translation of foreign operations							(15,935)	(15,935)
Shares issued for the exercise of warrants		$ 4,056,657						4,056,657
Shares issued for the exercise of warrants, shares		791,668
Shares returned to treasury
Shares returned to treasury, shares		(36,000)
Warrants – equity treatment				3,776,428				3,776,428
Ending balance, value at Sep. 30, 2024		$ 106,191,431	$ 7,273,102	$ 3,776,428	$ (112,743,907)	$ (609,420)	$ 473,325	$ 4,360,959
Balance, shares at Sep. 30, 2024		3,825,208

[1]	At the market